Vanguard® Emerging Markets Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.3%)
	United States Treasury Note/Bond	4.125%	8/31/30	9,097	9,228
[1]	United States Treasury Note/Bond	4.125%	10/31/31	88,000	88,921
[1,2,3]	United States Treasury Note/Bond	1.375%	11/15/31	119,432	102,185
[1]	United States Treasury Note/Bond	1.875%	2/15/32	111,500	97,950
[1]	United States Treasury Note/Bond	3.875%	8/15/33	6,799	6,697
[1]	United States Treasury Note/Bond	3.125%	2/15/43	19,521	15,683
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	8,443
	United States Treasury Note/Bond	4.625%	2/15/55	15,720	15,309
Total U.S. Government and Agency Obligations (Cost $341,714)					344,416
Corporate Bonds (16.5%)
Azerbaijan (0.5%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,785	25,094
Bahrain (0.1%)
	Bapco Energies BSC Closed	7.500%	10/25/27	6,975	7,149
Brazil (2.1%)
	Braskem Netherlands Finance BV	4.500%	1/10/28	3,631	3,125
	Braskem Netherlands Finance BV	4.500%	1/31/30	6,240	4,842
	Braskem Netherlands Finance BV	5.875%	1/31/50	10,273	6,466
	Embraer Netherlands Finance BV	7.000%	7/28/30	19,850	21,447
	Petrobras Global Finance BV	8.750%	5/23/26	866	897
[5,6]	Raizen Fuels Finance SA	6.250%	7/8/32	14,900	14,781
[5]	Raizen Fuels Finance SA	5.700%	1/17/35	9,301	8,713
[5]	Raizen Fuels Finance SA	6.950%	3/5/54	13,910	12,885
[5,6,7]	Yinson Bergenia Production BV	8.498%	1/31/45	25,000	25,347
					98,503
Bulgaria (0.7%)
[8]	Bulgarian Energy Holding EAD	4.250%	6/19/30	16,300	19,043
[5,8]	Eastern European Electric Co. BV	6.500%	5/15/30	11,365	13,762
					32,805
Chile (1.3%)
[5]	AES Andes SA	6.250%	3/14/32	4,648	4,744
[5]	Celulosa Arauco y Constitucion SA	6.180%	5/5/32	31,037	31,720
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	3,632	3,368
	Corp. Nacional del Cobre de Chile	3.750%	1/15/31	3,630	3,373
	Empresa Nacional del Petroleo	5.250%	11/6/29	16,915	17,022
					60,227
Colombia (1.0%)
	Ecopetrol SA	4.625%	11/2/31	25,844	21,771
	Ecopetrol SA	7.750%	2/1/32	20,842	20,447
	Ecopetrol SA	7.375%	9/18/43	3,630	3,023
					45,241
Indonesia (0.2%)
	Freeport Indonesia PT	4.763%	4/14/27	6,800	6,803
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,902
					9,705
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,590
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,896	4,508
					6,098
Malaysia (1.5%)
	Petronas Capital Ltd.	2.480%	1/28/32	5,000	4,362
[5]	Petronas Capital Ltd.	5.340%	4/3/35	25,165	25,829
[5]	Petronas Capital Ltd.	5.848%	4/3/55	40,330	40,891
					71,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mexico (5.2%)
	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.875%	2/15/39	2,980	3,065
[5]	Cemex SAB de CV	7.200%	Perpetual	15,320	15,499
[7]	Comision Federal de Electricidad	5.000%	9/29/36	5,113	4,602
[5,7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	5,969	6,051
	Petroleos Mexicanos	6.875%	10/16/25	17,233	17,202
	Petroleos Mexicanos	4.500%	1/23/26	11,270	11,113
	Petroleos Mexicanos	6.875%	8/4/26	50,082	50,055
	Petroleos Mexicanos	6.490%	1/23/27	4,520	4,494
	Petroleos Mexicanos	6.500%	3/13/27	38,489	38,247
[7]	Petroleos Mexicanos	8.750%	6/2/29	14,899	15,430
	Petroleos Mexicanos	6.625%	6/15/38	2,415	1,885
	Petroleos Mexicanos	6.500%	6/2/41	15,115	11,178
	Petroleos Mexicanos	6.375%	1/23/45	17,360	12,295
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	40,390	29,219
	Petroleos Mexicanos	6.950%	1/28/60	12,048	8,667
[5]	Saavi Energia Sarl	8.875%	2/10/35	12,657	13,167
					242,170
Morocco (1.0%)
[5]	OCP SA	6.100%	4/30/30	34,940	35,393
	OCP SA	6.700%	3/1/36	7,248	7,285
	OCP SA	5.125%	6/23/51	3,500	2,654
					45,332
Oman (0.3%)
	OQ SAOC	5.125%	5/6/28	4,298	4,291
	Oryx Funding Ltd.	5.800%	2/3/31	11,157	11,329
					15,620
Peru (0.5%)
[5]	Banco de Credito del Peru S.A.	6.450%	7/30/35	9,790	9,993
	Petroleos del Peru SA	4.750%	6/19/32	13,905	10,742
	Petroleos del Peru SA	5.625%	6/19/47	3,366	2,126
					22,861
Poland (0.4%)
[5]	ORLEN SA	6.000%	1/30/35	16,277	16,678
Trinidad & Tobago (0.2%)
[5]	Port of Spain Waterfront Development	7.875%	2/19/40	10,775	10,718
Turkiye (0.2%)
	GDZ Elektrik Dagitim A/S	9.000%	10/15/29	7,137	6,897
[5]	Turkcell Iletisim Hizmetleri A/S	7.450%	1/24/30	1,700	1,730
					8,627
United Arab Emirates (0.9%)
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	5,712	5,509
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	27,262	24,167
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,710	11,641
					41,317
Venezuela (0.2%)
[9]	Petroleos de Venezuela SA	9.000%	11/17/21	7,320	957
[7,9]	Petroleos de Venezuela SA	12.750%	2/17/22	7,320	1,101
[7,9]	Petroleos de Venezuela SA	6.000%	5/16/24	10,075	1,272
[7,9]	Petroleos de Venezuela SA	6.000%	11/15/26	12,925	1,628
[9]	Petroleos de Venezuela SA	5.375%	4/12/27	22,623	2,884
[7,9]	Petroleos de Venezuela SA	9.750%	5/17/35	3,660	532
[9]	Petroleos de Venezuela SA	5.500%	4/12/37	3,360	429
					8,803
Zambia (0.1%)
[5]	First Quantum Minerals Ltd.	8.000%	3/1/33	2,720	2,790
Total Corporate Bonds (Cost $766,662)					770,820
Sovereign Bonds (74.8%)
Albania (0.4%)
[5,8]	Republic of Albania	4.750%	2/14/35	16,747	19,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Argentina (3.1%)
[10]	Argentina Treasury Bond BONTE	29.500%	5/30/30	7,253,975	6,625
[7]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	2,700	2,730
	Republic of Argentina	1.000%	7/9/29	833	695
	Republic of Argentina	5.000%	1/9/38	22,965	16,334
[11]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	111,015	88,017
[11]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	3,284	2,149
[11]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/35	8,531	5,725
[11]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	35,780	22,228
					144,503
Azerbaijan (0.5%)
[7]	Republic of Azerbaijan	3.500%	9/1/32	26,035	23,244
Benin (0.3%)
[7]	Republic of Benin	7.960%	2/13/38	3,430	3,246
[5,7]	Republic of Benin	8.375%	1/23/41	13,100	12,612
					15,858
Brazil (1.5%)
	Federative Republic of Brazil	6.625%	3/15/35	44,680	45,178
	Federative Republic of Brazil	4.750%	1/14/50	32,465	22,906
					68,084
Bulgaria (1.1%)
[8]	Republic of Bulgaria	3.500%	5/7/34	24,515	29,141
	Republic of Bulgaria	5.000%	3/5/37	1	1
[8]	Republic of Bulgaria	4.125%	5/7/38	20,249	24,247
					53,389
Cameroon (0.1%)
[8]	Republic of Cameroon	5.950%	7/7/32	6,192	5,693
Chile (1.3%)
	Republic of Chile	2.450%	1/31/31	29,541	26,375
	Republic of Chile	2.550%	7/27/33	5,470	4,612
[6,8]	Republic of Chile	3.800%	7/1/35	25,300	29,647
					60,634
Colombia (4.5%)
	Republic of Colombia	3.000%	1/30/30	35,282	30,507
	Republic of Colombia	7.375%	4/25/30	10,000	10,350
	Republic of Colombia	3.125%	4/15/31	39,469	32,423
	Republic of Colombia	8.500%	4/25/35	60,710	63,156
	Republic of Colombia	4.125%	2/22/42	26,605	16,877
	Republic of Colombia	5.200%	5/15/49	27,315	18,287
	Republic of Colombia	8.375%	11/7/54	43,452	41,358
					212,958
Costa Rica (0.3%)
	Republic of Costa Rica	6.125%	2/19/31	13,477	13,874
Dominican Republic (4.5%)
	Dominican Republic	5.950%	1/25/27	24,536	24,779
	Dominican Republic	6.000%	7/19/28	24,909	25,273
	Dominican Republic	5.500%	2/22/29	48,439	48,184
	Dominican Republic	4.500%	1/30/30	22,315	21,143
[5]	Dominican Republic	7.050%	2/3/31	5,467	5,735
	Dominican Republic	7.050%	2/3/31	8,424	8,837
	Dominican Republic	4.875%	9/23/32	9,546	8,819
[5]	Dominican Republic	6.950%	3/15/37	43,510	44,333
	Dominican Republic	6.950%	3/15/37	22,900	23,333
					210,436
Ecuador (0.9%)
[7]	Republic of Ecuador	0.000%	7/31/30	3,670	2,674
	Republic of Ecuador	6.900%	7/31/30	34,831	30,296
[11]	Republic of Ecuador, 5.500% coupon rate effective 7/31/26	5.000%	7/31/40	14,612	9,244
					42,214
Egypt (2.9%)
	Arab Republic of Egypt	8.500%	1/31/47	70,847	57,496
	Arab Republic of Egypt	7.903%	2/21/48	35,681	27,478
	Arab Republic of Egypt	8.700%	3/1/49	20,457	16,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arab Republic of Egypt	8.875%	5/29/50	21,204	17,617
	Arab Republic of Egypt	8.750%	9/30/51	7,328	6,016
	Arab Republic of Egypt	8.150%	11/20/59	15,880	12,216
					137,600
El Salvador (0.6%)
[5,7]	Republic of El Salvador	9.650%	11/21/54	24,735	25,621
[7]	Republic of El Salvador	9.650%	11/21/54	3,500	3,626
					29,247
Gabon (0.2%)
[7]	Republic of Gabon	6.625%	2/6/31	9,483	7,549
	Republic of Gabon	7.000%	11/24/31	1,367	1,081
					8,630
Ghana (1.3%)
[5,7]	Republic of Ghana	0.000%	7/3/26	495	479
[7]	Republic of Ghana	0.000%	7/3/26	6,808	6,609
[5,11]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	23,385	21,819
[11]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	13,818	12,897
[5,11]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	7,180	5,557
[11]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	14,340	11,122
					58,483
Guatemala (2.1%)
	Republic of Guatemala	4.875%	2/13/28	25,117	24,781
[5]	Republic of Guatemala	5.250%	8/10/29	3,639	3,609
	Republic of Guatemala	5.250%	8/10/29	27,363	27,140
[7]	Republic of Guatemala	4.900%	6/1/30	21,938	21,484
	Republic of Guatemala	6.050%	8/6/31	16,310	16,580
	Republic of Guatemala	5.375%	4/24/32	3,050	2,974
					96,568
Hungary (4.6%)
[8]	Magyar Export-Import Bank Zrt	6.000%	5/16/29	8,868	11,253
[8]	MFB Magyar Fejlesztesi Bank Zrt	4.375%	6/27/30	13,100	15,604
	Republic of Hungary	6.125%	5/22/28	12,960	13,369
[12]	Republic of Hungary	4.500%	5/27/32	10,573,510	27,374
[8]	Republic of Hungary	5.375%	9/12/33	36,105	45,740
[8]	Republic of Hungary	4.500%	6/16/34	14,598	17,315
[8]	Republic of Hungary	4.875%	3/22/40	60,599	69,609
[5]	Republic of Hungary	6.750%	9/23/55	17,050	17,180
					217,444
Indonesia (2.0%)
[5]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	27,900	28,576
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	64,228	62,617
					91,193
Israel (0.9%)
[8]	State of Israel	1.500%	1/16/29	8,786	9,706
	State of Israel	2.500%	1/15/30	1,327	1,198
	State of Israel	5.375%	2/19/30	6,770	6,917
	State of Israel	5.750%	3/12/54	26,118	24,239
					42,060
Ivory Coast (1.0%)
[7,8]	Ivory Coast	5.875%	10/17/31	11,750	13,051
[7,8]	Republic of Cote d'Ivoire	5.250%	3/22/30	3,520	3,954
[7,8]	Republic of Cote d'Ivoire	4.875%	1/30/32	5,631	5,915
[5,7]	Republic of Cote d'Ivoire	8.075%	4/1/36	25,234	24,340
					47,260
Jamaica (0.1%)
[7]	Jamaica	6.750%	4/28/28	5,020	5,203
Jordan (0.9%)
	Kingdom of Jordan	4.950%	7/7/25	2,080	2,076
	Kingdom of Jordan	7.500%	1/13/29	37,103	37,977
					40,053
Kazakhstan (1.1%)
[5]	Baiterek National Managing Holding JSC	5.450%	5/8/28	5,600	5,661
[13]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,316
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	8,996	9,074
[5,6]	Republic of Kazakhstan	5.000%	7/1/32	26,484	26,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Kazakhstan	6.500%	7/21/45	4,269	4,549
					52,216
Kenya (0.2%)
	Republic of Kenya	9.750%	2/16/31	10,725	10,873
Latvia (1.0%)
[5]	Republic of Latvia	5.125%	7/30/34	39,045	39,004
	Republic of Latvia	5.125%	7/30/34	7,000	6,992
					45,996
Lebanon (0.2%)
[9]	Lebanon Republic	8.250%	4/12/21	9,668	1,813
[9]	Lebanon Republic	6.100%	10/4/22	2,250	424
[9]	Lebanon Republic	6.650%	4/22/24	2,890	543
[9]	Lebanon Republic	7.000%	3/20/28	6,310	1,190
[9]	Lebanon Republic	6.650%	11/3/28	7,238	1,366
[9]	Lebanon Republic	6.650%	2/26/30	4,900	927
[9]	Lebanon Republic	7.150%	11/20/31	1,445	272
[9]	Lebanon Republic	8.200%	5/17/33	1,445	273
[9]	Lebanon Republic	8.250%	5/17/34	1,445	273
					7,081
Lithuania (0.5%)
[8]	Republic of Lithuania	3.500%	7/3/31	20,639	25,046
Mexico (4.4%)
	United Mexican States	2.659%	5/24/31	8,290	7,175
	United Mexican States	4.750%	4/27/32	36,985	35,226
[6]	United Mexican States	5.850%	7/2/32	24,220	24,555
	United Mexican States	4.875%	5/19/33	58,068	54,873
	United Mexican States	6.875%	5/13/37	41,656	43,496
	United Mexican States	4.400%	2/12/52	35,446	24,906
	United Mexican States	3.771%	5/24/61	26,002	15,319
					205,550
Morocco (1.0%)
	Kingdom of Morocco	6.500%	9/8/33	22,095	23,280
[8]	Kingdom of Morocco	4.750%	4/2/35	1,525	1,800
	Kingdom of Morocco	4.000%	12/15/50	30,179	20,529
					45,609
Nigeria (1.7%)
	Republic of Nigeria	8.375%	3/24/29	5,105	5,154
	Republic of Nigeria	7.143%	2/23/30	24,865	23,626
	Republic of Nigeria	8.747%	1/21/31	13,500	13,555
[5]	Republic of Nigeria	9.625%	6/9/31	5,600	5,862
	Republic of Nigeria	7.375%	9/28/33	3,403	3,037
	Republic of Nigeria	10.375%	12/9/34	26,290	27,604
	Republic of Nigeria	7.625%	11/28/47	3,500	2,790
					81,628
Oman (2.6%)
	Sultanate of Oman	4.750%	6/15/26	84,874	84,747
	Sultanate of Oman	5.375%	3/8/27	17,170	17,328
	Sultanate of Oman	6.750%	10/28/27	6,646	6,932
	Sultanate of Oman	5.625%	1/17/28	14,360	14,690
					123,697
Panama (0.6%)
[7]	Republic of Panama	3.870%	7/23/60	46,990	26,667
Paraguay (2.7%)
	Republic of Paraguay	5.000%	4/15/26	2,656	2,653
	Republic of Paraguay	4.700%	3/27/27	13,044	13,020
[7]	Republic of Paraguay	4.950%	4/28/31	39,099	38,861
	Republic of Paraguay	2.739%	1/29/33	4,194	3,572
	Republic of Paraguay	5.850%	8/21/33	13,342	13,655
	Republic of Paraguay	6.100%	8/11/44	4,634	4,440
	Republic of Paraguay	5.600%	3/13/48	5,129	4,581
[5]	Republic of Paraguay	6.650%	3/4/55	23,372	23,488
	Republic of Paraguay	6.650%	3/4/55	20,775	20,878
					125,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Peru (3.8%)
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,543	1,459
	Republic of Peru	2.844%	6/20/30	4,470	4,091
	Republic of Peru	2.783%	1/23/31	133,882	120,081
	Republic of Peru	5.375%	2/8/35	6,624	6,614
	Republic of Peru	5.875%	8/8/54	25,760	24,885
	Republic of Peru	6.200%	6/30/55	21,685	21,793
					178,923
Poland (1.8%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	6,083	6,137
[5]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	34,527	35,422
	Bank Gospodarstwa Krajowego	5.750%	7/9/34	5,274	5,428
[8]	Republic of Poland	3.125%	10/22/31	20,000	23,692
	Republic of Poland	5.375%	2/12/35	14,508	14,792
					85,471
Romania (0.2%)
	Romania	3.000%	2/14/31	3,104	2,651
[8]	Romania	2.124%	7/16/31	6,360	6,212
					8,863
Saudi Arabia (0.6%)
	Kingdom of Saudi Arabia	3.750%	1/21/55	39,377	26,765
Senegal (0.3%)
[7]	Republic of Senegal	6.250%	5/23/33	18,920	12,522
Serbia (1.5%)
[8]	Republic of Serbia	1.000%	9/23/28	3,350	3,638
[8]	Republic of Serbia	1.500%	6/26/29	43,710	46,934
	Republic of Serbia	2.125%	12/1/30	23,458	19,837
					70,409
South Africa (3.6%)
	Republic of South Africa	4.850%	9/30/29	32,149	30,964
	Republic of South Africa	7.100%	11/19/36	14,325	14,206
	Republic of South Africa	5.650%	9/27/47	13,502	10,181
	Republic of South Africa	5.750%	9/30/49	65,648	49,274
[5]	Republic of South Africa	7.950%	11/19/54	68,070	64,901
					169,526
Sri Lanka (1.0%)
[5,7]	Republic of Sri Lanka	4.000%	4/15/28	4,028	3,774
[5,11]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/27	3.100%	1/15/30	7,762	6,905
[5,11]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/27	3.350%	3/15/33	11,217	8,997
[5,11]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/27	3.600%	5/15/36	19,983	16,122
[5,11]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/35	5,638	3,849
[11]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/35	7,336	5,008
					44,655
Turkiye (4.5%)
	Republic of Turkiye	8.600%	9/24/27	4,600	4,871
	Republic of Turkiye	5.125%	2/17/28	2,810	2,756
	Republic of Turkiye	9.375%	3/14/29	4,597	5,063
	Republic of Turkiye	7.625%	4/26/29	7,885	8,240
	Republic of Turkiye	7.125%	2/12/32	105,308	105,497
	Republic of Turkiye	7.250%	5/29/32	16,579	16,652
	Republic of Turkiye	4.875%	4/16/43	56,444	39,808
	Republic of Turkiye	5.750%	5/11/47	36,234	27,151
					210,038
Ukraine (1.7%)
[5,11]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/30	2,547	1,226
[11]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/34	14,294	5,564
[5,11]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/35	8,043	3,758
[11]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/35	13,265	6,283
[5,11]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/36	16,937	7,923
[11]	Ukraine, 3.000% coupon rate effective 2/1/27	7.750%	2/1/36	10,342	4,885
[5,11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	15,149	7,777
[11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	18,400	9,495
[5,11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	21,494	10,886
[11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	7,980	4,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	32,733	16,207
					78,062
United Arab Emirates (0.4%)
[5]	Emirate of Abu Dhabi	5.500%	4/30/54	17,264	17,167
	Finance Department Government of Sharjah	3.625%	3/10/33	3,400	2,922
					20,089
Uruguay (0.4%)
[7]	Oriental Republic of Uruguay	5.250%	9/10/60	18,102	16,388
Uzbekistan (3.2%)
[5,14]	Republic of Uzbekistan	15.500%	2/25/28	78,700,000	6,199
[5]	Republic of Uzbekistan	7.850%	10/12/28	10,210	10,869
	Republic of Uzbekistan	7.850%	10/12/28	46,485	49,524
	Republic of Uzbekistan	5.375%	2/20/29	18,967	18,643
[5,8]	Republic of Uzbekistan	5.100%	2/25/29	17,210	20,733
	Uzbekneftegaz JSC	4.750%	11/16/28	19,561	17,938
[5]	Uzbekneftegaz JSC	8.750%	5/7/30	26,560	27,339
					151,245
Venezuela (0.0%)
[9]	Republic of Venezuela	7.750%	10/13/19	3,660	538
[9]	Republic of Venezuela	12.750%	8/23/22	3,660	654
[9]	Republic of Venezuela	11.750%	10/21/26	640	127
[9]	Republic of Venezuela	7.000%	3/31/38	1,500	259
[9]	Republic of Venezuela	6.000%	12/9/49	3,660	497
					2,075
Zambia (0.7%)
	Republic of Zambia	0.500%	12/31/53	6,780	4,598
[11]	Republic of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/33	32,837	30,114
					34,712
Total Sovereign Bonds (Cost $3,388,761)					3,503,586
				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[15]	Vanguard Market Liquidity Fund (Cost $117,877)	4.355%		1,178,885	117,877

	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)	Market Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
USD	JPMC	12/31/25	HKD 7.800	493,000	640
USD	JPMC	12/31/25	HKD 7.800	118,600	154
Total Options Purchased (Cost $1,357)					794
Total Investments (101.1%) (Cost $4,616,371)					4,737,493
Other Assets and Liabilities—Net (-1.1%)					(51,980)
Net Assets (100.0%)					4,685,513
Cost is in $000.
1	Securities with a value of $10,210 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $20,820 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $16,937 have been segregated as initial margin for open futures contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $880,015, representing 18.8% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Face amount denominated in euro.
9	Non-income-producing security—security in default.
10	Face amount denominated in Argentine peso.
11	Step bond.
12	Face amount denominated in Hungarian forint.
13	Face amount denominated in Kazakhstan tenge.
14	Face amount denominated in Uzbekistani Som.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
JPMC—JPMorgan Chase Bank, N.A.
HKD—Hong Kong dollar.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	1,226	133,634	1,116
10-Year U.S. Treasury Note	September 2025	2,488	278,967	4,728
Long U.S. Treasury Bond	September 2025	19	2,194	88
Ultra 10-Year U.S. Treasury Note	September 2025	127	14,512	125
Ultra Long U.S. Treasury Bond	September 2025	634	75,525	2,688
				8,745

Short Futures Contracts
Euro-Bobl	September 2025	(1,227)	(170,088)	542
Euro-Bund	September 2025	(1,223)	(187,498)	925
Euro-Schatz	September 2025	(2)	(253)	—
				1,467
				10,212

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	8/18/25	ARS	5,893,750	USD	4,715	—	(37)
Toronto-Dominion Bank	9/17/25	EUR	30,241	USD	35,424	384	—
JPMorgan Chase Bank, N.A.	9/17/25	EUR	18,764	USD	21,837	381	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	EUR	6,725	USD	7,907	55	—
Royal Bank of Canada	9/17/25	EUR	279	USD	325	5	—
State Street Bank & Trust Co.	9/17/25	HKD	270,378	USD	34,701	—	(26)
State Street Bank & Trust Co.	9/17/25	PLN	84,704	USD	22,871	585	—
HSBC Bank plc	9/17/25	USD	23,394	CZK	498,812	—	(427)
JPMorgan Chase Bank, N.A.	9/17/25	USD	462,278	EUR	396,263	—	(6,936)
Toronto-Dominion Bank	9/17/25	USD	29,056	EUR	24,860	—	(381)
UBS AG	9/17/25	USD	24,814	EUR	21,459	—	(595)
State Street Bank & Trust Co.	9/17/25	USD	409	EUR	353	—	(8)
HSBC Bank plc	9/17/25	USD	26,432	HUF	9,187,682	—	(538)
Barclays Bank plc	9/17/25	USD	21,326	IDR	346,540,166	—	(72)
Bank of America, N.A.	9/17/25	USD	23,018	PLN	84,896	—	(492)
State Street Bank & Trust Co.	9/17/25	USD	164	SGD	210	—	(2)
Citibank, N.A.	9/17/25	USD	1	THB	32	—	—
						1,410	(9,514)
ARS—Argentina Peso.
CZK—Czech koruna.
EUR—euro.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
PLN—Polish zloty.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Argentina	12/21/29	USD	19,758	5.000	(1,941)	1,326
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	6/21/30	BANA	35,825	1.000	371	(314)	685	—
Republic of Indonesia/Baa2	6/21/30	BARC	9,930	1.000	103	35	68	—
Republic of Indonesia/Baa2	6/21/30	DBAG	10,000	1.000	103	(107)	210	—
Republic of Indonesia/Baa2	6/21/30	MSCS	15,065	1.000	157	(157)	314	—
Republic of Turkiye/B1	6/22/27	BANA	14,440	1.000	(240)	(338)	98	—
Republic of Turkiye/B1	6/21/30	BARC	34,870	1.000	(2,788)	(3,100)	312	—
Republic of Turkiye/B1	6/21/30	JPMC	16,480	1.000	(1,318)	(1,466)	148	—
					(3,612)	(5,447)	1,835	—

Credit Protection Purchased
Republic of Colombia	6/21/30	BANA	40,333	(1.000)	2,079	2,107	—	(28)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Malaysia	6/21/30	JPMC	16,337	(1.000)	(406)	(353)	—	(53)
Republic of Panama	12/21/29	MSCS	15,699	(1.000)	455	421	34	—
					2,128	2,175	34	(81)
					(1,484)	(3,272)	1,869	(81)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
DBAG—Deutsche Bank AG.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,974 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/2/29	N/A	113,834[1]	12.280[2]	(14.740)[3]	(137)	42
12/18/29	N/A	340,482[4]	3.080[5]	(3.510)[6]	(134)	(112)
3/19/30	N/A	384,143[7]	7.317[8]	(7.715)[9]	(391)	(391)
3/19/30	N/A	122,065[10]	5.790[11]	(4.930)[5]	(887)	(884)
6/18/30	N/A	68,000,000[12]	2.482[9]	(2.560)[13]	7	7
6/18/30	N/A	26,000,000[12]	2.382[9]	(2.560)[13]	(89)	(89)
6/18/30	N/A	11,500,000[14]	6.316[5]	(6.500)[15]	292	292
6/18/30	N/A	1,046,825[4]	3.315[5]	(3.510)[6]	(734)	(791)
6/18/30	N/A	59,750[10]	5.040[11]	(4.760)[5]	(394)	(394)
12/18/34	N/A	189,381[4]	3.510[6]	(3.269)[5]	282	269
3/19/35	N/A	4,975,679[14]	6.777[5]	(6.510)[15]	264	290
6/18/35	N/A	5,700,000[14]	6.500[15]	(6.636)[5]	(108)	(108)
6/18/35	N/A	3,613,700[14]	6.500[15]	(6.600)[5]	(41)	(41)
6/18/35	N/A	32,000[10]	5.040[11]	(4.415)[5]	90	90
6/18/35	N/A	32,000[10]	5.040[11]	(4.404)[5]	98	98
					(1,882)	(1,722)
1	Notional amount denominated in Brazilian real.
2	Interest payment received/paid at maturity.
3	Based on Brazil Interbank Deposit Certificate (CDI) as of the most recent reset date. Interest payment received/paid at maturity.
4	Notional amount denominated in Czech koruna.
5	Interest payment received/paid annually.
6	Based on Prague Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
7	Notional amount denominated in South African rand.
8	Based on Johannesburg Interbank Average Rate (JIBAR) as of the most recent reset date. Interest payment received/paid quarterly.
9	Interest payment received/paid quarterly.
10	Notional amount denominated in Polish zloty.
11	Based on Warsaw Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
12	Notional amount denominated in Korean won.
13	Based on South Korean Won 3 Month Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
14	Notional amount denominated in Hungarian forint.
15	Based on Budapest Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	344,416	—	344,416
Corporate Bonds	—	770,820	—	770,820
Sovereign Bonds	—	3,503,586	—	3,503,586
Temporary Cash Investments	117,877	—	—	117,877
Options Purchased	—	794	—	794
Total	117,877	4,619,616	—	4,737,493
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,212	—	—	10,212
Forward Currency Contracts	—	1,410	—	1,410
Swap Contracts	2,414[1]	1,869	—	4,283
Total	12,626	3,279	—	15,905
Liabilities
Forward Currency Contracts	—	(9,514)	—	(9,514)
Swap Contracts	(2,810)[1]	(81)	—	(2,891)
Total	(2,810)	(9,595)	—	(12,405)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.